SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Jun. 30, 2019
Change in Contract with Customer, Liability [Abstract]
Revenue, Practical Expedient, Initial Application and Transition, Nondisclosure of Transaction Price Allocation to Remaining Performance Obligation [true false]	true
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-07-01
Change in Contract with Customer, Liability [Abstract]
Expected duration for satisfaction of performance obligation	1 year